EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Authorized, issued and outstanding (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of controlling interest equity [Line Items]
Authorized shares	120,000,000,000	120,000,000,000
Subscribed fully paid shares	22,281,017,159	22,281,017,159
Subscribed but pending to be paid shares Total outstanding shares	22,281,017,159	22,281,017,159
Number of shares outstanding	22,281,017,159	22,281,017,159	22,281,017,159	22,281,017,159
Non-controlling interests	$ 13,497,702	$ 11,764,639
Corficolombiana S.A | Maximum
Disclosure of controlling interest equity [Line Items]
Participation percentage	38.25%
Corficolombiana S.A | Minimum
Disclosure of controlling interest equity [Line Items]
Participation percentage	38.63%
Non-controlling interests [member] | Proyectos de Infraestructura S.A. - PISA
Disclosure of controlling interest equity [Line Items]
Non-controlling interests	$ 67,097
Number of shares issued	290,061,750
Proportion of ownership interests held by non-controlling interests	49.50%
Non-controlling interests [member] | Proyectos de Infraestructura S.A. - PISA | Maximum
Disclosure of controlling interest equity [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Non-controlling interests [member] | Proyectos de Infraestructura S.A. - PISA | Minimum
Disclosure of controlling interest equity [Line Items]
Proportion of ownership interest in subsidiary	50.50%
Common voting shares [Member]
Disclosure of controlling interest equity [Line Items]
Number of shares outstanding	15,137,789,974	15,164,816,696
Preferred non-voting shares [Member]
Disclosure of controlling interest equity [Line Items]
Number of shares outstanding	7,143,227,185	7,116,200,463